DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 1,098,132	$ 823,585
Estimate Fair Value Gain	14,025	11,399
Estimate Fair Value Loss	(14,179)	(11,916)
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	5,216	8,739
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(120)	(440)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	546,458	407,423
Estimate Fair Value Gain	44	249
Estimate Fair Value Loss	(14,015)	(11,227)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	546,458	407,423
Estimate Fair Value Gain	13,981	11,150
Estimate Fair Value Loss	$ (44)	$ (249)